UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Western Asset

Government

Securities

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Government Securities Fund

Fund objective

The Fund seeks high current return.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Government Securities Fund for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

Legg Mason Western Asset Government Securities Fund	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV	Legg Mason Western Asset Government Securities Fund

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results

Legg Mason Western Asset Government Securities Fund	V

during most of June as investors fled the spread sectors in favor of Treasury securities.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

Performance review

For the six months ended June 30, 2011, Class A shares of Legg Mason Western Asset Government Securities Fund, excluding sales charges, returned 4.79%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Mortgage-Backed Securities Indexvii, returned 2.87% over the same time frame. The Lipper U.S. Mortgage Funds Category Average1 returned 2.80% for the same period.

Performance Snapshot as of June 30, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Government Securities Fund:
Class 1[2]	4.92%
Class A	4.79%
Class B3	4.44%
Class C	4.46%
Class I	4.94%
Barclays Capital U.S. Mortgage-Backed Securities Index	2.87%
Lipper U.S. Mortgage Funds Category Average	2.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 111 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

VI	Legg Mason Western Asset Government Securities Fund

Investment commentary (cont’d)

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2011 for Class 1, Class A, Class B, Class C and Class I shares were 2.60%, 2.26%, 1.65%, 1.70% and 2.66%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.81%, 1.02%, 1.70%, 1.64% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.85% for Class I shares. In addition, the total annual operating expenses for Class 1 shares are expected to be at least 0.25% lower than those for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Western Asset Government Securities Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Capital U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	4.92%	$1,000.00	$1,049.20	0.77%	$3.91	Class 1	5.00%	$1,000.00	$1,020.98	0.77%	$3.86
Class A	4.79	1,000.00	1,047.90	1.02	5.18	Class A	5.00	1,000.00	1,019.74	1.02	5.11
Class B	4.44	1,000.00	1,044.40	1.70	8.62	Class B	5.00	1,000.00	1,016.36	1.70	8.50
Class C	4.46	1,000.00	1,044.60	1.67	8.47	Class C	5.00	1,000.00	1,016.51	1.67	8.35
Class I	4.94	1,000.00	1,049.40	0.72	3.66	Class I	5.00	1,000.00	1,021.22	0.72	3.61

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BC U.S. MBSI	— Barclays Capital U.S. Mortgage-Backed Securities Index
LMWA Gov’t Sec.	— Legg Mason Western Asset Government Securities Fund
MBS	— Mortgage-Backed Securities
ABS	— Asset-Backed Securities

4	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BC U.S. MBSI	— Barclays Capital U.S. Mortgage-Backed Securities Index
LMWA Gov’t Sec.	— Legg Mason Western Asset Government Securities Fund
MBS	— Mortgage-Backed Securities

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 67.6%
FHLMC — 7.4%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$11,193	$12,600
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	541,323	617,592
Federal Home Loan Mortgage Corp. (FHLMC)	2.647%	2/1/32	141,920	148,916	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.499%	4/1/32	964,664	992,070	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.623%	5/1/32	457,818	464,933	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.628%	7/1/32	215,199	223,342	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	1,259,134	1,345,294
Federal Home Loan Mortgage Corp. (FHLMC)	2.777%	4/1/34	1,692,490	1,776,540	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.535%	12/1/36	181,838	192,883	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.029%	1/1/37	220,440	235,839	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.716%	2/1/37	99,296	105,571	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.199%	2/1/37	101,532	106,580	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.738%	4/1/37	454,428	482,319	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.576%	5/1/37	641,486	681,640	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.765%	5/1/37	225,901	240,764	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.876%	5/1/37	252,112	267,182	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.519%	12/1/37	446,460	477,993	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/38	10,300,000	11,169,426
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/40	9,726,959	10,065,785
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	7/1/11-7/1/32	1,196,878	1,386,409
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	2,579,633	2,890,253
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	1,205,369	1,317,897
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	4,185	4,476
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/21-11/1/35	3,930,936	4,254,973
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/33	4,379,537	4,679,218
Total FHLMC				44,140,495
FNMA — 36.3%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/1/16	3,387	3,893
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	14,198	16,284
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/36	33,696,213	36,642,262
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-8/1/36	42,735,778	48,618,950
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-4/1/41	34,193,251	36,469,065

See Notes to Financial Statements.

6	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	$280,328	$329,945
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	94	99
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	5,288	6,186
Federal National Mortgage Association (FNMA)	7.000%	1/1/25-9/1/34	18,428,441	21,187,022
Federal National Mortgage Association (FNMA)	7.500%	8/1/28-4/1/32	899,247	1,056,557
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/37	9,547,406	10,574,713
Federal National Mortgage Association (FNMA)	2.448%	6/1/32	86,291	86,572	(a)
Federal National Mortgage Association (FNMA)	2.037%	1/1/35	1,410,884	1,483,971	(a)
Federal National Mortgage Association (FNMA)	2.503%	1/1/35	913,132	958,646	(a)
Federal National Mortgage Association (FNMA)	2.027%	2/1/35	815,805	855,429	(a)
Federal National Mortgage Association (FNMA)	2.040%	2/1/35	513,272	538,090	(a)
Federal National Mortgage Association (FNMA)	5.284%	9/1/35	2,185,796	2,332,772	(a)
Federal National Mortgage Association (FNMA)	3.244%	2/1/36	1,350,146	1,419,195	(a)
Federal National Mortgage Association (FNMA)	3.933%	6/1/36	377,891	397,886	(a)
Federal National Mortgage Association (FNMA)	5.742%	7/1/37	679,787	724,294	(a)
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	11,909,615	12,357,966
Federal National Mortgage Association (FNMA)	3.500%	7/14/41	2,700,000	2,582,717	(b)
Federal National Mortgage Association (FNMA)	4.500%	7/14/41	3,800,000	3,932,407	(b)
Federal National Mortgage Association (FNMA)	5.000%	7/14/41	33,700,000	35,811,507	(b)
Total FNMA				218,386,428
GNMA — 23.9%
Government National Mortgage Association (GNMA)	4.000%	7/20/11	8,100,000	8,227,826	(b)
Government National Mortgage Association (GNMA)	8.500%	6/15/25	136,105	163,683
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	11,856,686	13,854,326
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	349,587	411,888
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/20/37	4,738,357	5,373,975
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,529,489	1,712,629
Government National Mortgage Association (GNMA)	5.000%	9/15/33-5/20/41	45,375,080	49,359,030
Government National Mortgage Association (GNMA)	4.500%	2/15/40-6/20/41	53,780,882	56,766,494
Government National Mortgage Association (GNMA)	6.000%	7/20/41	1,500,000	1,663,312	(b)

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	7

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	1.364%	8/20/58	$138,883	$138,883	(a)
Government National Mortgage Association (GNMA)	2.076%	6/20/60	5,783,065	6,095,351	(a)
Total GNMA				143,767,397
Total Mortgage-Backed Securities (Cost — $395,595,329)				406,294,320
Asset-Backed Securities — 2.9%
Aames Mortgage Investment Trust, 2005-3 A1	0.336%	8/25/35	1,632	1,631	(a)(c)
ACE Securities Corp., 2004-OP1 M1	0.966%	4/25/34	1,451,111	1,104,051	(a)
ACE Securities Corp., 2005-SD3 A	0.586%	8/25/45	181,662	170,924	(a)
ACE Securities Corp., 2006-GP1 A	0.316%	2/25/31	133,700	107,054	(a)
ACE Securities Corp., 2006-SD1 A1B	0.536%	2/25/36	544,743	497,761	(a)
ACE Securities Corp., 2006-SL2 A	0.356%	1/25/36	1,203,509	99,500	(a)
Ameriquest Mortgage Securities Inc., 2004-R7 A6	0.556%	8/25/34	304,121	297,523	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,235,479	1,138,932
Bayview Financial Acquisition Trust, 2006-B 2A4	0.518%	4/28/36	831,924	634,985	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.357%	9/15/18	1,418,154	1,342,564	(a)(c)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	95,015	79,748	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.516%	7/25/36	1,309,553	791,957	(a)(c)
Countrywide Home Equity Loan Trust, 2004-I A	0.477%	2/15/34	789,064	588,016	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.327%	7/15/36	220,266	141,840	(a)
Countrywide Home Equity Loan Trust, 2007-GW A	0.737%	8/15/37	271,874	226,313	(a)
EMC Mortgage Loan Trust, 2006-A A1	0.636%	12/25/42	1,802,324	1,304,162	(a)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	6/30/41	14,400,000	2,124,000	(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.396%	11/25/36	499,178	301,733	(a)
GSAMP Trust, 2003-SEA A1	0.586%	2/25/33	207,320	159,581	(a)
GSAMP Trust, 2006-S4 A1	0.276%	5/25/36	126,665	13,007	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.316%	6/25/36	406,313	42,836	(a)
Lehman XS Trust, 2005-5N 3A1A	0.486%	11/25/35	592,551	441,129	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.011%	9/25/31	967,953	733,903	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.336%	3/25/36	657,039	158,570	(a)
Nelnet Student Loan Trust, 2008-4 A4	1.754%	4/25/24	810,000	832,776	(a)
New Century Home Equity Loan Trust, 2003-B M2	1.836%	11/25/33	29,881	23,529	(a)
Novastar Home Equity Loan, 2003-2 A2	0.866%	9/25/33	1,051,128	963,791	(a)
RAAC Series, 2006-RP2 A	0.436%	2/25/37	117,513	86,590	(a)(c)
RAAC Series, 2006-RP3 A	0.456%	5/25/36	1,671,898	1,067,406	(a)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.686%	12/25/33	803,416	679,616	(a)
Residential Funding Securities LLC, 2003-RP2 A1	0.636%	6/25/33	222,939	205,727	(a)(c)
SACO I Trust, 2006-4 A1	0.356%	3/25/36	528,572	189,418	(a)

See Notes to Financial Statements.

8	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SACO I Trust, 2006-6 A	0.446%	6/25/36	$792,660	$274,115	(a)
SACO I Trust, 2006-7 A1	0.316%	7/25/36	168,314	54,371	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.866%	1/25/33	421,931	354,523	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.296%	2/25/36	847,561	40,319	(a)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.616%	3/25/37	411,504	360,521	(a)(c)
Total Asset-Backed Securities (Cost — $25,115,676)				17,634,422
Collateralized Mortgage Obligations — 31.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.456%	2/25/36	990,781	509,279	(a)
American Home Mortgage Assets, 2006-3 3A12	0.376%	10/25/46	1,947,776	1,068,901	(a)
American Home Mortgage Assets, 2006-6 A1A	0.376%	12/25/46	1,530,670	821,292	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.866%	9/25/34	417,098	355,903	(a)
Bear Stearns ARM Trust, 2005-12 11A1	3.090%	2/25/36	215,262	155,386	(a)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.436%	6/25/38	1,135,679	564,756	(a)(c)
Countrywide Alternative Loan Trust, 2004-6CB A	0.476%	5/25/34	1,147,822	928,514	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.446%	7/25/35	491,833	325,947	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.588%	7/20/35	120,638	73,600	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.416%	7/20/35	1,344,504	873,697	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.516%	10/25/35	528,405	318,997	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.526%	11/20/35	136,271	85,979	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.566%	11/20/35	136,271	35,279	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.456%	1/25/36	85,461	53,584	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.486%	1/25/36	697,181	407,461	(a)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.386%	7/20/46	519,903	220,745	(a)
Countrywide Home Loan, 2003-HYB1 1A1	2.772%	5/19/33	124,628	116,379	(a)
Countrywide Home Loan, 2003-J10 1A2	5.250%	11/25/33	120,826	120,702
Countrywide Home Loans, 2004-R1 1AF	0.586%	11/25/34	616,372	552,187	(a)(c)
Countrywide Home Loans, 2004-R2 1AF1	0.606%	11/25/34	304,870	266,088	(a)(c)
Countrywide Home Loans, 2005-R3 AF	0.586%	9/25/35	1,706,356	1,527,427	(a)(c)
Countrywide Home Loans, 2006-R2 AF1	0.606%	7/25/36	1,047,175	938,590	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.486%	5/25/35	314,545	216,618	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.546%	3/25/35	154,217	132,398	(a)(c)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	540,609	572,320
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.225%	6/26/35	2,020,000	1,945,104	(a)(c)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.741%	2/25/48	1,402,723	1,405,383	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	127,837

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	9

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3067 SI, IO	6.463%	11/15/35	$33,734,524	$6,180,789	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	6,426,001	6,979,293
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	1,200,000	1,200,071
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.413%	4/25/20	5,543,739	415,102	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.685%	8/25/20	22,148,361	2,008,593	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.842%	6/25/20	4,073,174	408,309	(a)
Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 2638 DI	5.000%	5/15/23	437,902	40,507
Federal Home Loan Mortgage Corp. (FHLMC), 2815 GS, IO	5.813%	3/15/34	7,891,202	1,120,593	(a)
Federal National Mortgage Association (FNMA), 2004-100 FA	0.386%	1/25/35	2,917,038	2,920,772	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	3,932,282	4,635,939
Federal National Mortgage Association (FNMA), 2010-2 AI, IO	5.500%	2/25/40	5,158,594	1,009,960
Federal National Mortgage Association (FNMA), 2011-15 AB	9.750%	8/25/19	2,691,769	3,131,882
Federal National Mortgage Association (FNMA), 2011-53 SY, IO	5.764%	6/25/41	11,095,025	1,416,621	(a)
Federal National Mortgage Association (FNMA), 354 2, IO	5.500%	12/1/34	5,628,907	1,260,509
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/1/38	1,741,198	285,760
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/1/37	1,222,874	201,587
Federal National Mortgage Association (FNMA), 407 C11, IO	5.500%	1/25/38	18,350,971	3,895,620
Federal National Mortgage Association (FNMA), 407 C8, IO	5.500%	1/25/39	19,991,830	3,994,797
Federal National Mortgage Association (FNMA), 5407 43, Strip IO	6.000%	1/25/38	21,561,736	4,603,242
FHLMC Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.415%	6/25/46	32,880,000	2,965,776	(a)
Government National Mortgage Association (GNMA), 2002-57 FK	0.686%	8/16/32	2,048,178	2,059,742	(a)
Government National Mortgage Association (GNMA), 2003-24 S, IO	6.355%	3/16/33	2,841,992	477,694	(a)
Government National Mortgage Association (GNMA), 2003-42 SE, IO	6.415%	1/16/30	3,545,812	610,180	(a)
Government National Mortgage Association (GNMA), 2004-59 FP	0.486%	8/16/34	3,350,201	3,363,546	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO	6.015%	10/16/34	3,730,459	563,380	(a)
Government National Mortgage Association (GNMA), 2005-3 SJ, IO	5.914%	1/20/35	4,966,779	735,374	(a)
Government National Mortgage Association (GNMA), 2006-25 SI, IO	6.514%	5/20/36	4,172,823	689,329	(a)

See Notes to Financial Statements.

10	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2007-17 IB, IO	6.064%	4/20/37	$17,003,436	$3,309,498	(a)
Government National Mortgage Association (GNMA), 2007-26 SL, IO	6.615%	5/16/37	4,872,823	974,803	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO	6.414%	7/20/37	5,667,527	937,673	(a)
Government National Mortgage Association (GNMA), 2009-26 SC, IO	6.215%	1/16/38	21,087,573	3,572,796	(a)
Government National Mortgage Association (GNMA), 2009-41 PI, IO	4.500%	9/16/37	59,536,708	8,876,512
Government National Mortgage Association (GNMA), 2009-H01 FA	1.336%	11/20/59	1,329,638	1,351,657	(a)(d)
Government National Mortgage Association (GNMA), 2010-102 IO	1.773%	6/16/52	11,923,700	991,720	(a)
Government National Mortgage Association (GNMA), 2010-109 MI, IO	4.500%	10/20/37	4,207,973	744,502
Government National Mortgage Association (GNMA), 2010-118 IO	1.852%	4/16/53	24,698,116	2,074,242	(a)
Government National Mortgage Association (GNMA), 2010-120 SG, IO	5.214%	9/20/40	6,576,856	996,316	(a)
Government National Mortgage Association (GNMA), 2010-13 IO	1.144%	11/16/51	73,730,613	3,949,535	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	27,077,016	6,440,891
Government National Mortgage Association (GNMA), 2010-166 JI, IO	4.500%	10/20/36	8,418,602	1,401,692
Government National Mortgage Association (GNMA), 2010-168 MI, IO	4.500%	7/20/37	6,778,439	1,084,256
Government National Mortgage Association (GNMA), 2010-168 PI, IO	4.500%	11/20/39	49,973,269	9,358,624
Government National Mortgage Association (GNMA), 2010-20 SE, IO	6.064%	2/20/40	17,120,158	2,968,334	(a)
Government National Mortgage Association (GNMA), 2010-31 SD, IO	6.364%	5/20/33	6,987,767	1,256,184	(a)
Government National Mortgage Association (GNMA), 2010-31 SL, IO	5.915%	11/16/34	4,197,273	662,630	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO	5.915%	11/16/34	9,122,839	1,437,589	(a)
Government National Mortgage Association (GNMA), 2010-41 HI, IO	5.000%	6/20/36	11,011,025	1,698,832
Government National Mortgage Association (GNMA), 2010-47 BS, IO	6.314%	4/20/40	42,953,882	8,354,659	(a)
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	3,700,000	3,861,397

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	11

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-59 SM, IO	5.815%	5/16/40	$3,479,172	$577,805	(a)
Government National Mortgage Association (GNMA), 2010-61 SK, IO	5.815%	5/16/40	8,200,031	1,262,522	(a)
Government National Mortgage Association (GNMA), 2010-99 NI, IO	4.500%	9/20/37	1,400,000	392,334
Government National Mortgage Association (GNMA), 2010-H02 FA	0.872%	2/20/60	6,625,721	6,654,741	(a)(d)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	3,187,650	423,373
Government National Mortgage Association (GNMA), 2011-40 MI, IO	4.500%	1/16/38	6,205,034	1,105,456
Government National Mortgage Association (GNMA), 2011-40 SA, IO	5.945%	2/16/36	18,012,784	3,096,826	(a)
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.286%	9/25/46	1,837	1,813	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	4.025%	6/25/34	2,764,428	2,617,757	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.536%	1/25/35	2,299,771	1,974,533	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.536%	9/25/35	293,199	247,877	(a)(c)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.386%	9/19/46	816,481	503,438	(a)
IMPAC CMB Trust, 2004-10 3A1	0.886%	3/25/35	886,124	701,734	(a)
IMPAC CMB Trust, 2004-7 1A1	0.926%	11/25/34	924,520	798,244	(a)
IMPAC CMB Trust, 2007-A A	0.436%	5/25/37	309,610	257,285	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.986%	11/25/34	141,482	132,142	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.506%	3/25/36	605,965	299,274	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.386%	5/25/36	78,092	34,017	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.705%	3/25/35	350,400	281,977	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.135%	10/25/35	1,123,698	873,719	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.376%	5/25/46	342,128	187,950	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.580%	12/25/34	24,935	19,747	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.396%	4/25/46	294,145	165,520	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.386%	5/25/47	361,098	190,622	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.399%	5/25/36	1,223,997	1,093,648	(a)(c)
Morgan Stanley Capital I, 1999-LIFE E	7.054%	4/15/33	23,670	23,626	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.938%	8/25/34	397,141	319,682	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.256%	6/25/36	74,202	33,027	(a)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	135,430	138,161	(c)
Nomura Asset Acceptance Corp., 2004-R2 A1	6.500%	10/25/34	189,831	192,337	(a)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.376%	9/25/46	584,919	435,015	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.686%	2/25/35	721,440	568,694	(a)

See Notes to Financial Statements.

12	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	$2,711,370	$2,392,443	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.661%	5/25/35	81,774	72,580	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.623%	8/25/34	2,773,820	2,592,237	(a)
Structured ARM Loan Trust, 2004-17 A1	1.102%	11/25/34	172,535	151,585	(a)
Structured ARM Loan Trust, 2005-11 3A	2.577%	5/25/35	2,934,462	2,333,709	(a)
Structured ARM Loan Trust, 2005-2 A2	0.436%	2/25/35	432,260	292,483	(a)
Structured ARM Loan Trust, 2005-5 A3	0.416%	5/25/35	183,068	162,914	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.366%	7/25/46	377,534	222,388	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.547%	9/25/33	1,422,876	1,285,353	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.536%	3/25/35	447,759	378,993	(a)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.536%	4/25/35	1,696,332	1,399,830	(a)(c)
Structured Asset Securities Corp., 2005-RF3 1A	0.536%	6/25/35	674,185	551,468	(a)(c)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.086%	3/25/44	63,585	57,635	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.156%	9/25/37	116,267	113,391	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.027%	9/25/37	122,836	122,505	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1	0.448%	3/16/30	2,782,255	1,162,433	(a)(c)(e)
WaMu Mortgage Pass-Through Certificates, 2003-AR11 A6	2.709%	10/25/33	5,544,133	5,447,887	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR7 2A	1.258%	7/25/46	459,344	289,684	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.506%	8/25/45	1,943,718	1,596,782	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.476%	10/25/45	155,184	127,888	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.466%	11/25/45	298,958	233,316	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.456%	12/25/45	1,120,617	906,927	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.476%	12/25/45	123,924	94,664	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.028%	6/25/47	727,068	475,342	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.578%	6/25/33	253,640	251,362	(a)
Total Collateralized Mortgage Obligations (Cost — $186,845,312)				186,520,357
Total Investments before Short-Term Investments (Cost — $607,556,317)				610,449,099
Short-Term Investments — 25.7%
U.S. Government Agencies — 16.5%
Federal Home Loan Bank (FHLB), Discount Notes	0.301%	7/15/11	19,500,000	19,497,725	(f)

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	13

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/17/11	$1,500,000	$1,499,706	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	11/1/11	55,500,000	55,488,622	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	1,430,000	1,429,234	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	1/12/12	100,000	99,946	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.150-0.291%	8/8/11	21,000,000	20,993,723	(f)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	1/17/12	200,000	199,889	(f)(g)
Total U.S. Government Agencies (Cost — $99,182,139)				99,208,845
U.S. Treasury Bills — 0.9%
U.S. Treasury Bills (Cost — $4,999,111)	0.238%	7/28/11	5,000,000	4,999,111	(f)
Repurchase Agreements — 8.3%
Morgan Stanley tri-party repurchase agreement dated 6/30/11; Proceeds at maturity — $50,000,014; (Fully collateralized by various U.S. government agency obligations, 1.250% to 5.375% due 6/22/12 to 6/12/17; Market value — $51,000,521) (Cost — $50,000,000)	0.010%	7/1/11	50,000,000	50,000,000
Total Short-Term Investments (Cost — $154,181,250)				154,207,956
Total Investments — 127.2% (Cost — $761,737,567#)				764,657,055
Liabilities in Excess of Other Assets — (27.2)%				(163,436,214)
Total Net Assets — 100.0%				$601,220,841

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class

See Notes to Financial Statements.

14	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $761,737,567)	$764,657,055
Cash	28,877,869
Receivable for securities sold	190,758,962
Interest receivable	3,184,642
Receivable for Fund shares sold	621,919
Swaps, at value (net premiums paid — $0)	305,858
Deposits with brokers for swap contracts	200,000
Principal paydown receivable	112,622
Prepaid expenses	39,628
Other assets	11,372
Total Assets	988,769,927

Liabilities:
Payable for securities purchased	383,791,668
Payable for Fund shares repurchased	2,290,275
Payable to broker — variation margin on open futures contracts	532,542
Investment management fee payable	272,383
Service and/or distribution fees payable	150,092
Distributions payable	40,141
Trustees’ fees payable	10,652
Swaps, at value (net premiums received — $0)	422
Accrued expenses	460,911
Total Liabilities	387,549,086
Total Net Assets	$601,220,841

Net Assets:
Par value (Note 7)	$564
Paid-in capital in excess of par value	592,489,420
Overdistributed net investment income	(396,105)
Accumulated net realized gain on investments, futures contracts and swap contracts	7,741,009
Net unrealized appreciation on investments, futures contracts and swap contracts	1,385,953
Total Net Assets	$601,220,841

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	15

Shares Outstanding:
Class 1	4,769,971
Class A	42,006,563
Class B	3,523,700
Class C	5,536,690
Class I	573,439

Net Asset Value:
Class 1 (and redemption price)	$10.67
Class A (and redemption price)	$10.66
Class B*	$10.66
Class C*	$10.66
Class I (and redemption price)	$10.70
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.13

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Interest	$9,224,651

Expenses:
Investment management fee (Note 2)	1,636,831
Service and/or distribution fees (Notes 2 and 5)	919,186
Transfer agent fees (Note 5)	594,336
Registration fees	34,674
Shareholder reports	34,474
Fund accounting fees	32,441
Audit and tax	23,788
Legal fees	19,070
Custody fees	9,130
Insurance	7,444
Trustees’ fees	6,886
Miscellaneous expenses	3,162
Total Expenses	3,321,422
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(3,409)
Net Expenses	3,318,013
Net Investment Income	5,906,638

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	5,860,965
Futures contracts	3,309,749
Swap contracts	1,161,774
Net Realized Gain	10,332,488
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,420,483
Futures contracts	(2,440,788)
Swap contracts	1,564,723
Change in Net Unrealized Appreciation (Depreciation)	11,544,418
Net Gain on Investments, Futures Contracts and Swap Contracts	21,876,906
Increase in Net Assets from Operations	$27,783,544

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$5,906,638	$14,723,026
Net realized gain	10,332,488	22,622,046
Change in net unrealized appreciation (depreciation)	11,544,418	16,590,355
Proceeds from settlement of a regulatory matter	—	764,276	†
Increase in Net Assets From Operations	27,783,544	54,699,703

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,221,407)	(18,583,212)
Net realized gains	(1,598,798)	(3,044,273)
Decrease in Net Assets From Distributions to Shareholders	(7,820,205)	(21,627,485)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	53,979,034	101,905,482
Reinvestment of distributions	7,551,747	20,957,997
Cost of shares repurchased	(84,775,612)	(165,672,678)
Decrease in Net Assets From Fund Share Transactions	(23,244,831)	(42,809,199)
Decrease in Net Assets	(3,281,492)	(9,736,981)

Net Assets:
Beginning of period	604,502,333	614,239,314
End of period*	$601,220,841	$604,502,333
* Includes overdistributed net investment income of:	$(396,105)	$(81,336)

†	The Fund received $5,762, $512,812, $138,332, $107,022 and $348 for Classes 1, A, B, C and I shares, respectively, related to this distribution.

See Notes to Financial Statements.

18	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$10.32	$9.77	$9.28	$9.59	$9.67	$9.74

Income (loss) from operations:
Net investment income	0.12	0.28	0.36	0.44	0.48	0.42
Net realized and unrealized gain (loss)	0.39	0.65	0.49	(0.31)	(0.07)	(0.02)
Total income from operations	0.51	0.93	0.85	0.13	0.41	0.40

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.36)	(0.44)	(0.49)	(0.47)
Net realized gains	(0.03)	(0.05)	—	—	—	—
Total distributions	(0.16)	(0.38)	(0.36)	(0.44)	(0.49)	(0.47)

Net asset value, end of period	$10.67	$10.32	$9.77	$9.28	$9.59	$9.67
Total return[4]	4.92%	9.68%	9.26%	1.39%	4.32%	4.22%

Net assets, end of period (millions)	$51	$52	$53	$57	$66	$74

Ratios to average net assets:
Gross expenses	0.79%[5]	0.81%	0.79%	0.76%	0.86%	0.77%[6]
Net expenses[7,8]	0.77 [5,9]	0.76 [9]	0.67 [9,10]	0.56 [10]	0.62 [10]	0.76 [6]
Net investment income	2.32 [5]	2.76	3.75	4.60	5.01	4.41

Portfolio turnover rate[11]	78%	265%	35%	23%	88%	266%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.74%, respectively.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. In addition to the contractual expense limitation, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses effective July 27, 2007 through September 17, 2009.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 440% for the six months ended June 30, 2011 and 1,064%, 298%, 276%, 499% and 615% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	19

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$10.31	$9.77	$9.27	$9.58	$9.66	$9.73

Income (loss) from operations:
Net investment income	0.11	0.26	0.33	0.41	0.46	0.40
Net realized and unrealized gain (loss)	0.38	0.64	0.50	(0.30)	(0.08)	(0.03)
Proceeds from settlement of a regulatory matter	—	0.01	—	—	—	—
Total income from operations	0.49	0.91	0.83	0.11	0.38	0.37

Less distributions from:
Net investment income	(0.11)	(0.32)	(0.33)	(0.42)	(0.46)	(0.44)
Net realized gains	(0.03)	(0.05)	—	—	—	—
Total distributions	(0.14)	(0.37)	(0.33)	(0.42)	(0.46)	(0.44)

Net asset value, end of period	$10.66	$10.31	$9.77	$9.27	$9.58	$9.66
Total return[4]	4.79%	9.42%[5]	9.11%	1.14%	4.11%	3.98%

Net assets, end of period (millions)	$448	$433	$427	$430	$421	$312

Ratios to average net assets:
Gross expenses	1.02%[6]	1.01%	0.98%	0.97%	1.00%	0.99%[7]
Net expenses[8]	1.02 [6]	1.01	0.92 [9,10]	0.81 [9,10]	0.82 [9,10]	0.98 [7,10]
Net investment income	2.08 [6]	2.51	3.50	4.35	4.81	4.19

Portfolio turnover rate[11]	78%	265%	35%	23%	88%	266%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.31%. Class A received $512,812 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.97% and 0.96%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 440% for the six months ended June 30, 2011 and 1,064%, 298%, 276%, 499% and 615% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

20	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$10.31	$9.77	$9.28	$9.59	$9.67	$9.74

Income (loss) from operations:
Net investment income	0.07	0.19	0.28	0.36	0.41	0.34
Net realized and unrealized gain (loss)	0.39	0.65	0.48	(0.30)	(0.08)	(0.03)
Proceeds from settlement of a regulatory matter	—	0.02	—	—	—	—
Total income from operations	0.46	0.86	0.76	0.06	0.33	0.31

Less distributions from:
Net investment income	(0.08)	(0.27)	(0.27)	(0.37)	(0.41)	(0.38)
Net realized gains	(0.03)	(0.05)	—	—	—	—
Total distributions	(0.11)	(0.32)	(0.27)	(0.37)	(0.41)	(0.38)

Net asset value, end of period	$10.66	$10.31	$9.77	$9.28	$9.59	$9.67
Total return[4]	4.44%	8.83%[5]	8.33%	0.60%	3.54%	3.32%

Net assets, end of period (millions)	$37	$47	$62	$72	$81	$72

Ratios to average net assets:
Gross expenses	1.70%[6]	1.69%	1.62%	1.58%	1.66%	1.62%[7]
Net expenses[8]	1.70 [6]	1.69	1.53 [9,10]	1.35 [9,10]	1.37 [9,10]	1.62 [7,10]
Net investment income	1.40 [6]	1.83	2.90	3.81	4.22	3.55

Portfolio turnover rate[11]	78%	265%	35%	23%	88%	266%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.62%. Class B received $138,332 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.60% and 1.60%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 440% for the six months ended June 30, 2011 and 1,064%, 298%, 276%, 499% and 615% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$10.31	$9.77	$9.28	$9.59	$9.67	$9.74

Income (loss) from operations:
Net investment income	0.07	0.19	0.27	0.35	0.40	0.37
Net realized and unrealized gain (loss)	0.39	0.64	0.49	(0.31)	(0.07)	(0.03)
Proceeds from settlement of a regulatory matter	—	0.02	—	—	—	—
Total income from operations	0.46	0.85	0.76	0.04	0.33	0.34

Less distributions from:
Net investment income	(0.08)	(0.26)	(0.27)	(0.35)	(0.41)	(0.41)
Net realized gains	(0.03)	(0.05)	—	—	—	—
Total distributions	(0.11)	(0.31)	(0.27)	(0.35)	(0.41)	(0.41)

Net asset value, end of period	$10.66	$10.31	$9.77	$9.28	$9.59	$9.67
Total return[4]	4.46%	8.78%[5]	8.26%	0.47%	3.54%	3.65%

Net assets, end of period (millions)	$59	$68	$69	$74	$73	$10

Ratios to average net assets:
Gross expenses	1.67%[6]	1.63%	1.67%	1.83%	1.59%	1.34%[7]
Net expenses[8]	1.67 [6]	1.63	1.60 [9,10]	1.47 [9,10]	1.38 [9,10]	1.31 [7,10]
Net investment income	1.43 [6]	1.88	2.82	3.70	4.25	3.85

Portfolio turnover rate[11]	78%	265%	35%	23%	88%	266%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.57%. Class C received $107,022 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.29%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 440% for the six months ended June 30, 2011 and 1,064%, 298%, 276%, 499% and 615% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

22	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$10.35	$9.80	$9.30	$9.60	$9.68	$9.75

Income (loss) from operations:
Net investment income	0.12	0.27	0.35	0.45	0.49	0.44
Net realized and unrealized gain (loss)	0.39	0.66	0.50	(0.30)	(0.07)	(0.03)
Total income from operations	0.51	0.93	0.85	0.15	0.42	0.41

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.35)	(0.45)	(0.50)	(0.48)
Net realized gains	(0.03)	(0.05)	—	—	—	—
Total distributions	(0.16)	(0.38)	(0.35)	(0.45)	(0.50)	(0.48)

Net asset value, end of period	$10.70	$10.35	$9.80	$9.30	$9.60	$9.68
Total return[4]	4.94%	9.57%	9.35%	1.58%	4.46%	4.39%

Net assets, end of period (millions)	$6	$5	$3	$2	$10	$101

Ratios to average net assets:
Gross expenses	0.72%[5]	0.86%	0.75%	0.59%	0.58%	0.60%[6]
Net expenses[7]	0.72 [5,8]	0.84 [8,9]	0.71 [8,9,10]	0.48 [9,10]	0.48 [9,10]	0.59 [6,9]
Net investment income	2.38 [5]	2.65	3.68	4.68	5.11	4.58

Portfolio turnover rate[11]	78%	265%	35%	23%	88%	266%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.58% and 0.57%, respectively.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[9]	Reflects fees forgone and/or expense reimbursements.

[10]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 440% for the six months ended June 30, 2011 and 1,064%, 298%, 276%, 499% and 615% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$406,294,320	—	$406,294,320
Asset-backed securities	—	14,206,260	$3,428,162	17,634,422
Collateralized mortgage obligations	—	178,513,959	8,006,398	186,520,357
Total long-term investments	—	$599,014,539	$11,434,560	$610,449,099
Short-term investments†	—	154,207,956	—	154,207,956
Total investments	—	$753,222,495	$11,434,560	$764,657,055
Other financial instruments:
Total return swap contracts	—	305,858	—	305,858
Total	—	$753,528,353	$11,434,560	$764,962,913

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$1,838,971	—	—	$1,838,971
Total return swaps contracts	—	$422	—	422
Total	$1,838,971	$422	—	$1,839,393

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Balance as of December 31, 2010	—	$8,118,625	$8,118,625
Accrued premiums/discounts	—	—	—
Realized gain (loss)[1]	—	(1,190)	(1,190)
Change in unrealized appreciation (depreciation)[2]	—	14,843	14,843
Net purchases (sales)	$2,124,000	(125,880)	1,998,120
Transfers into Level 3	1,304,162	—	1,304,162
Transfers out of Level 3	—	—	—
Balance as of June 30, 2011	$3,428,162	$8,006,398	$11,434,560
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]	—	$14,843	$14,843

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	25

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may

26	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2011, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended June 30, 2011, see Note 4.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	27

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically

28	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held total return swaps with credit related contingent features which had a liability position of $422. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2011, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $200,000, which could be used to reduce the required payment.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	29

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.550%
Next $2 billion	0.500
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total operating expenses for Class A shares less the 12b-1 differential of 0.25% and the ratio of expenses to average net assets of Class I shares did not exceed 0.85%. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

30	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months June 30, 2011, fees forgone and/or expenses reimbursed amounted to $3,409.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011, may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

For the six months June 30, 2011, LMIS and its affiliates received sales charges of approximately $33,000 on sales of the Fund’s Class A shares. In addition, for the six months June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$41,000	$4,000
*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2011, the Fund had accrued $2,352 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	31

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$5,978,977	$2,721,831,213
Sales	22,052,816	2,710,600,865

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,874,760
Gross unrealized depreciation	(17,955,272)
Net unrealized appreciation	$2,919,488

At June 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	258	9/11	$30,978,542	$30,752,391	$(226,151)
U.S. Treasury 10-Year Notes	757	9/11	94,051,883	92,602,391	(1,449,492)
U.S. Treasury 30-Year Bonds	92	9/11	11,459,143	11,318,875	(140,268)
U.S. Treasury Ultra Long-Term Bonds	21	9/11	2,674,310	2,651,250	(23,060)
Net unrealized loss on open futures contracts					$(1,838,971)

At June 30, 2011, the Fund held TBA securities with a total cost of $52,208,883.

At June 30, 2011, the Fund had the following open swap contracts:

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund	Periodic Payments Received by The Fund		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	$80,000,000	9/1/11	1-Month LIBOR	LGNMTRUU	†	—	$151,923	*
Barclays Capital Inc.	866,717	1/12/38	MBX.FN30.650.67	1-Month LIBOR		—	(422)
Credit Suisse First Boston Inc.	4,033,848	1/12/40	1-Month LIBOR	IOS.FN30.450.09		—	26,003
Goldman Sachs Group Inc.	19,846,534	1/12/40	1-Month LIBOR	IOS.FN30.450.09		—	127,932
Total	$104,747,099					—	$305,436

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See note 1).

Abbreviations
LIBOR	— London Interbank Offered Rate
LGNMTRUU	— BarCap GNMA Total Return Index Value Unhedged USD

32	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
Interest Rate Contracts Risk
Swap contracts[2]	$305,858

LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[3]	$1,838,971
Swap contracts[2]	422
Total	$1,839,393

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Purchased options	$284,956
Futures contracts	3,309,749
Swap contracts	1,161,774
Total	$4,756,479

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(2,440,788)
Swap contracts	1,564,723
Total	$(876,065)

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	33

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$72,321
Futures contracts (to buy)	64,439,149
Futures contracts (to sell)†	167,346,948

Average Notional Balance
Total return swap contracts	$134,710,061

†	At June 30, 2011, there were no open positions held in this derivative.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$45,574
Class A	$542,979	359,746
Class B	158,267	72,232
Class C	217,940	113,738
Class I	—	3,046
Total	$919,186	$594,336

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class 1	$3,409
Total	$3,409

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class 1	$617,226	$1,732,478
Class A	4,739,143	13,549,300
Class B	318,017	1,420,519
Class C	477,831	1,763,559
Class I	69,190	117,356
Total	$6,221,407	$18,583,212

34	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Realized Gains
Class 1	$135,218	$257,631
Class A	1,187,476	2,175,256
Class B	102,512	242,716
Class C	157,630	346,327
Class I	15,962	22,343
Total	$1,598,798	$3,044,273

7. Shares of beneficial interest

At June 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class 1
Shares sold	57	$754	—	—
Shares issued on reinvestment	71,404	752,444	194,617	$1,991,229
Shares repurchased	(308,383)	(3,233,872)	(639,177)	(6,506,482)
Net decrease	(236,922)	$(2,480,674)	(444,560)	$(4,515,253)

Class A
Shares sold	3,981,968	$41,693,364	6,367,788	$65,144,565
Shares issued on reinvestment	543,806	5,728,510	1,485,793	15,202,047
Shares repurchased	(4,568,075)	(47,807,609)	(9,533,919)	(97,053,810)
Net decrease	(42,301)	$(385,735)	(1,680,338)	$(16,707,198)

Class B
Shares sold	281,360	$2,938,175	899,960	$9,212,778
Shares issued on reinvestment	39,335	414,582	160,283	1,641,473
Shares repurchased	(1,334,992)	(13,985,907)	(2,847,159)	(29,057,992)
Net decrease	(1,014,297)	$(10,633,150)	(1,786,916)	$(18,203,741)

Class C
Shares sold	688,746	$7,206,981	2,327,482	$23,790,162
Shares issued on reinvestment	57,274	603,855	196,763	2,015,622
Shares repurchased	(1,810,111)	(18,941,218)	(3,036,753)	(30,989,076)
Net decrease	(1,064,091)	$(11,130,382)	(512,508)	$(5,183,292)

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	35

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I
Shares sold	205,573	$2,139,760	369,603	$3,757,977
Shares issued on reinvestment	4,953	52,356	10,465	107,626
Shares repurchased	(76,985)	(807,006)	(203,637)	(2,065,318)
Net increase	133,541	$1,385,110	176,431	$1,800,285

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $1,141,127, of which $619,301 expires in 2013, $367,411 expires in 2014 and $154,415 expires in 2016. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

36	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset/CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in

Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report	37

connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

38	Legg Mason Western Asset Government Securities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

11. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Western Asset

Government Securities Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Government Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Government Securities Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Government Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/11 SR11-1449

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 30, 2011

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: August 30, 2011